ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2020
ACCRUED LIABILITIES
ACCRUED LIABILITIES

10.    ACCRUED LIABILITIES

Accrued liabilities as of December 31, 2020 and 2019 are as follows:

	December 31,
	2020	2019
Accrued expenses	$4,257	$2,760
Accrued compensation and payroll tax	18,745	15,570
Accrued interest payable	703	2,043
Accrued warranty expense	1,133	2,368
Deferred revenue and customer credit balances	7,262	4,870
Other accrued liabilities	3,904	4,595
	$36,004	$32,206